Shareholders’ Equity (Details) - Schedule of the Status of RSUs - Number of RSU [Member]	6 Months Ended
Jun. 30, 2023 shares
Schedule of the Status of RSUs [Abstract]
At the beginning of year	924,867
Granted	391,724
Forfeited and cancelled	(12,820)
Vested	(197,738)
At the end of year	1,106,033